Management fees	12 Months Ended
Dec. 31, 2019
Property Management Fee [Abstract]
Management fees

12.       Management fees:

As of January 1, 2015, the Company engaged Ship Procurement Services S.A. (“SPS”), a third party company, to provide to its fleet certain procurement services. During the year ended December 2018, the Company entered into the following management agreements with: i) Augustea Technoservices Ltd and Songa Shipmanegement Ltd to provide technical management to certain of its vessels, following the completion of the Augustea Vessel Purchase Transaction and Songa Vessel Purchase Transaction (Note 3) and ii) Equinox Maritime Ltd, Zeaborn GmbH & Co. KG and Technomar Shipping Inc to provide certain management services to certain of its vessels. Total management fees under the aforementioned management agreements in effect for the years ended December 31, 2017, 2018 and 2019, were $7,543, $11,321 and $17,500, respectively, and are included in “Management fees” in the consolidated statements of operations.